Non-controlling interest -Summarized balance sheet - (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Assets	$ 136,049	$ 104,300
Liabilities	(65,164)	(54,378)
Non-current
Assets	303,543	307,147
Corona
Current
Assets	118,045	90,438
Liabilities	(26,890)	(27,863)
Total current net assets	91,155	62,575
Non-current
Assets	170,277	171,884
Liabilities	(45,145)	(39,915)
Total non-current net assets	125,132	131,969
Net assets	$ 216,287	$ 194,544